Document and Entity Information	Sep. 10, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	Oracle Corporation
Amendment Flag	false
Entity Central Index Key	0001341439
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35992
Entity Tax Identification Number	54-2185193
Entity Address, Address Line One	2300 Oracle Way
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78741
City Area Code	(737)
Local Phone Number	867-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ORCL
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/2,000th interest in a share of 6.50% Series D Mandatory Convertible Preferred Stock, par value $0.01 per
Trading Symbol	ORCL-PRD
Security Exchange Name	NYSE